Share Based Compensation - Summary of Compensation Expense (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	kr 5,380
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	67
Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	67
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	4,995
Key contributor plan [member] | Key Contributor Plan 2025 [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	726
Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,698
Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,751
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	820
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	5,062
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	1,790	kr 2,073
Reporting year [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	5
Reporting year [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	5
Reporting year [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,610
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan 2025 [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	726
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	571
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	320
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	(7)
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,615
2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	2,080
2024 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	30
2024 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	30
2024 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,964
2024 [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,127
2024 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	620
2024 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	217
2024 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,994
2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	1,206
2023 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	20
2023 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	20
2023 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,141
2023 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	811
2023 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	330
2023 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,161
2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	304
2022 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	12
2022 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	12
2022 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	280
2022 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	280
2022 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	292
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	318
Executive team plans [member] | LTV 2025 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	63
Executive team plans [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	123
Executive team plans [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	71
Executive team plans [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	61
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	175
Executive team plans [member] | Reporting year [member] | LTV 2025 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	63
Executive team plans [member] | Reporting year [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	79
Executive team plans [member] | Reporting year [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	22
Executive team plans [member] | Reporting year [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	11
Executive team plans [member] | 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	86
Executive team plans [member] | 2024 [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	44
Executive team plans [member] | 2024 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
Executive team plans [member] | 2024 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	18
Executive team plans [member] | 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	45
Executive team plans [member] | 2023 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	25
Executive team plans [member] | 2023 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	20
Executive team plans [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	12
Executive team plans [member] | 2022 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	12
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	61
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	27
The President and CEO [member] | 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	18
The President and CEO [member] | 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	11
The President and CEO [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	kr 5